INCOME TAX EXPENSE - Schedule of Reconciliation Between Provision for Income Taxes Computed by Applying PRC EIT Rates of 25% to Income Before Income Taxes and Actual Provision for Income Tax (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
INCOME TAX EXPENSE
Net income before provision for income tax		¥ 333,577	¥ 316,325	¥ 232,779
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 83,394	¥ 79,081	¥ 58,195
Effect of expenses that are not deductible in determining taxable profit		13,481	8,238	265
Unrecognized tax losses		14,025	8,963	4,836
Utilization of tax losses previously not recognized		(2,268)	(3,395)	(3,257)
Expiration of tax losses previously recognized				898
Utilization of tax losses against pre-acquisition profits		8,837
Effect of income tax rate difference in other jurisdiction		(36,889)	(25,497)	(19,967)
Others			(8)
Total income tax (benefit) expense:	$ 11,263	¥ 80,580	¥ 67,382	¥ 40,970